Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000221782 | NOV, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221782 | Rockwell Automation, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Consolidated Edison, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Walt Disney Company (The), 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Medtronic plc, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Zimmer Biomet Holdings, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Lockheed Martin Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Norfolk Southern Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Capital One Financial Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Revvity, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221782 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221782 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221782 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221782 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221782 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221782 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221782 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221782 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000221781 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221781 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221781 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221781 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221781 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221781 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221781 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221781 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221781 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221781 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000221781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000221781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000221781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221781 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000221781 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%